Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)										1 Months Ended
	Oct. 11, 2021	Mar. 25, 2021	Mar. 15, 2021	Jan. 28, 2021	Jan. 28, 2021	Jan. 28, 2021	Jan. 26, 2021	Jan. 22, 2021	Jan. 14, 2021	Oct. 31, 2021
Subsequent Event [Line Items]
Debt Instrument, Maturity Date							Jun. 30, 2021
Non-Employee Directors [Member] | Restricted Stock [Member] | Incentive Plan [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares granted										23,934
Each of Joe Oblas, Jaxie Alt and Alex Hawkins [Member] | Restricted Stock [Member] | Incentive Plan [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares granted	500,000
Shares Vested	31,250
Remaining shares subject to quarterly vesting	468,750
Executive Restricted Stock Grants vesting period	4 years
Business Combination Agreement [Member]
Subsequent Event [Line Items]
Contingent consideration description									the Company entered a letter of intent to sell its land and facility to a third party for $7,500,000 contingent upon the consummation of the transactions contemplated by the Business Combination Agreement. Additionally, the third-party intends to enter a 12-year master lease with the Company for approximately 53,210 square feet at an initial base rent of $13.72 / square foot plus operating expenses
Business Combination, Consideration Transferred									$ 7,500,000
Discount percentage					20.00%
Lender Agreement Two [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date			Jun. 15, 2021					Mar. 15, 2021
V M Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date				Jun. 30, 2021
Proceeds from notes payable		$ 2,500,000
Several Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date						Oct. 31, 2021
Convertible note				$ 10,600,000	$ 10,600,000	$ 10,600,000
Interest percentage				6.00%	6.00%	6.00%
Subscription Arrangement [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred					$ 42,500,000